Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

9.        Income Taxes

The provision (benefit) for income taxes for the year ended December 31, 2021 and for the seven months ended December 31, 2020 is as follows:

	Year Ended December 31, 2021	Seven Months Ended December 31, 2020
Current:
Federal	$–	$–
State	2,400	1,600
Total current	2,400	1,600

Deferred:
Federal	–	–
State	–	–
Total deferred	–	–

Total provision	$2,400	$1,600

The reconciliation of the effective income tax rate to the Federal statutory rate for the year ended December 31, 2021 and for the seven months ended December 31, 2020 is as follows:

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.00%	21.00%
State income tax rate, net of Federal effect	(0.05)%	(0.15)%
Fair market value of derivative liability	(0.12)%	(2.08)%
Other	(0.89)%	(0.58)%
Change in valuation allowance	(20.00)%	(18.38)%
Effective income tax rate	(0.06)%	(0.19)%

Deferred tax assets and liabilities reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of our deferred tax assets as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets (liabilities):
State taxes	$504	$336
Accrued expenses	554,125	115,424
Investment in affiliated company	(22,620)	(22,620)
Basis difference in property and equipment	7	7
Share-based compensation expense	384,903	13,639
Impairment of note receivable	231,180	231,180
382 limited net operating loss carryforwards	597,262	596,600
Net operating loss carryforwards	372,512	96,973
Valuation allowance	(2,117,873)	(1,031,539)
Net deferred tax asset	$–	$–

We have federal and state net operating loss carryforwards available to offset future taxable income of approximately $3,896,000 and $1,714,000 at December 31, 2021, respectively, of which approximately $2,647,000 and $468,000, respectively, are subject to a limitation under IRS Section 382. Approximately $3,522,000 of the federal net operating losses can be carried forward indefinitely with $2,273,000 subject to a limitation under IRS Section 382. The remaining $374,000 of federal net operating losses will expire from 2025 through 2036. The state net operating losses will expire from 2028 through 2041.

We have refundable alternative minimum tax credits of $26,078 at December 31, 2020, which amount was received during the year ended December 31, 2021.

We follow authoritative guidance which defines criteria that an individual tax position must meet for any part of the benefit of that position to be recognized in a company’s financial statements and also provides guidance on measurement, derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Interest and penalties, if any, related to unrecognized tax benefits are recorded in income tax expense. Interest and penalties relating to underpayment of income taxes are recorded in general and administrative expense. As of December 31, 2021, we are subject to U.S. Federal income tax examinations for the tax years May 31, 2007 through December 31, 2021, and we are subject to state and local income tax examinations for the tax years May 31, 2007 through December 31, 2020 due to the carryover of net operating losses related to PDSG from previous years.

We have no liability relating to unrecognized tax benefits under the authoritative guidance for the year ended December 31, 2021 and the seven months ended December 31, 2020.

Our continuing practice is to recognize accrued interest and penalties related to unrecognized tax benefits as a component of tax expense. We do not expect our unrecognized tax benefits to change significantly over the next twelve months.